Benefit Plans (Weighted-Average Assumptions Utilizing The Black-Scholes Model) (Details)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.40%
Expected term (in years)	3 years 8 months 12 days
Expected volatility	50.20%
Dividend yield	2.60%